Other income and expenses, net (Details) R$ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	May 21, 2018 BRL (R$)	May 21, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other income and expenses, net
Corporate projects				$ (13,445)	$ (12,947)	$ (7,675)
Mining obligations				(12,637)	(11,498)	(8,967)
Loss on sale of property, plant and equipment and intangible assets				(9,884)	(694)	(552)
Provision for tax, labor, civil and environmental claims				(3,671)	258	(15,331)
Impairment of property, plant, equipment				(3,283)		979
Gain on sale of investment				348	4,588	408
Environmental and asset retirement obligations				12,078	433	(68,605)
Commodities derivative financial instruments				17,528	(18,785)	(33,514)
Tax credits				37,582	57
Other operating expenses, net				(6,440)	(9,299)	(6,462)
Total other income and expenses, net				18,176	$ (47,887)	$ (139,719)
Interest on tax credits				$ 26,033
Fortaleza de Minas facility
Other income and expenses, net
Consideration for the sale of business	R$ 100	$ 27
Gain on sale of business		3,394
Loss on sale of property, plant and equipment and intangible assets		(9,615)
Environmental and asset retirement obligations		$ 13,009
NEXA BR
Other income and expenses, net
Tax credits			$ 59,686
Principal amount of tax credits			33,653
Interest on tax credits			$ 26,033